DEBT - Convertible Senior Notes due 2022 (Details) - Convertible senior notes - The Notes $ / shares in Units, ¥ in Millions	Nov. 03, 2017 USD ($) $ / shares	Nov. 03, 2017 CNY (¥)	Nov. 03, 2017 CNY (¥)
Debt Instrument [Line Items]
Aggregate principal amount	$ 475,000,000
Fixed interest rate (as a percent)	0.375%		0.375%
Initial conversion rate per ADS	5.4869	5.4869
Increment used for debt conversion	$ 1,000
Initial conversion price | $ / shares	$ 182.25
Repurchase price as a percentage of principal amount	100.00%	100.00%
Proceeds from issuance of debt	$ 467,000,000	¥ 3,093
Debt issuance costs	$ 8,000,000		¥ 54